Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Management fees		$ 2,437,062	$ 1,389,747
Professional fees		1,673,209	1,092,525
Exploration and evaluation assets expenditures		22,734,176	24,664,222
Wages and salaries		506,164	864,257
Key Management Personnel [Memeber]
Disclosure of transactions between related parties [line items]
Management fees	[1]	2,437,062	1,389,747
Professional fees		266,407	265,456
Exploration and evaluation assets expenditures		277,845	255,977
Wages and salaries		57,530	45,172
Share-based compensation		2,053,092	1,889,776
Total of key management personnel compensation		5,091,936	$ 3,846,128
Termination benefits		$ 1,199,899

[1]	includes termination benefits of $1,199,899.